Current financial assets and Cash and cash equivalents	12 Months Ended
Dec. 31, 2022
Text block1 [abstract]
Current financial assets and Cash and cash equivalents
Note 12. Current financial assets and Cash and cash equivalents

As of December 31, 2021	Carrying amount	Unrealized Gains/(Losses)	Estimated fair value

	$ in thousands
Current financial assets	499	—	499
Cash and cash equivalents	185,636	—	185,636

Current financial assets and cash and cash equivalents	186,135	—	186,135

As of December 31, 2022	Carrying amount	Unrealized Gains/(Losses)	Estimated fair value

	$ in thousands
Current financial assets	7,907	—	7,907
Cash and cash equivalents	89,789	—	89,789

Current financial assets and cash and cash equivalents	97,697	—	97,697

12.1 Current financial assets
As of December 31, 2022, current financial assets correspond to Cytovia’s convertible note, measured at its fair value of $
7.9

million. There is

no
short-term restricted cash included in the current financial assets, the only short-term restricted cash being deposits to secure a Calyxt furniture and equipment sale-leaseback for $
0.2
 million which are included in the assets held for sale.
As of December 31, 2021, current financial assets of $0.5 million corresponded to short-term restricted cash in the form of deposits to secure a Calyxt furniture and equipment sale-leaseback.
For the year

ended December
31
,
2022
, we recognized a $
12.1
million financial loss related to the fair value remeasurement of the convertible note.
The decline in fair value is the result of declining market conditions for possible conversion events (i.e. qualifying IPO, direct listing, SPAC transaction, private placement, or company sale) and the related probability of assumed exit scenarios. At the inception of the convertible note, scenarios involving conversion into preferred shares or common shares as a result of a transaction event were more highly weighted than at December 31, 2022. At December 31, 2022, the exit scenario involving conversion at maturity through the receipt of cash was deemed more highly weighted and, as a result, influences the calculated fair value to a greater degree.
On February 12, 2021, we entered into a research collaboration and non-exclusive
license agreement with Cytovia Therapeutics, Inc., or Cytovia to develop induced Pluripotent Stem Cell (iPSC) iPSC-derived Natural Killer (NK) and
CAR-NK
cells edited with our TALEN (the “Cytovia Agreement”).
Pursuant to the Cytovia Agreement, as expanded in November 2021 to include a new CAR target and development in China by Cytovia’ joint venture entity, CytoLynkx Therapeutics, Cellectis is eligible to receive an upfront cash payment or equity stake in Cytovia of $20 million, if certain conditions (the “Cytovia Conditions”) were met by December 31, 2021 as well as aggregate additional payment of up to $805 million of development, regulatory and sales milestones from Cytovia. Cellectis is also eligible to receive single-digit royalty payments on the net sales of the partnered products commercialized by Cytovia. Cellectis also received an option to participate in certain future financing rounds by Cytovia.
The Cytovia Agreement initially provided for an upfront cash payment or equity stake in Cytovia of $20 million (the “Upfront Collaboration Consideration”), if certain conditions were met by December 31, 2021. Upon execution of the Cytovia Agreement, the Company recorded a note receivable and related license revenue of $20 million. Because the Cytovia Conditions were not met by December 31, 2021, the note receivable was converted to an accounts receivable as of December 31, 2021. In April 2022, in connection with Cytovia’s entering into a definitive business combination agreement with a publicly traded Special Purpose Acquisition Company (“SPAC”), we entered into an amendment to the Cytovia Agreement, pursuant to which we received a $20 million convertible note in payment of the Upfront Collaboration Consideration. The terms of the note provided for (i) conversion into common stock of the combined company upon completion of the business combination or, (ii) in certain circumstances, our ability to elect to be paid in cash on or before December 31, 2022. In connection with this amendment, Cellectis also received a warrant to purchase additional shares of the combined company representing up to 35% of the shares issued upon conversion of the note at a predetermined exercise price, with the number of shares issuable upon exercise and the exercise subject to certain adjustments (the “SPAC Warrant”).
Because the SPAC business combination was abandoned and the conditions of the note were not met, we and Cytovia entered into an amended and restated note which became effective as of December 22, 2022. Although the SPAC Warrant remains outstanding, it only applies in connection with Cytovia’s business combination with a SPAC.
The amended and restated note provides for automatic conversion into common stock of Cytovia in the case of certain fundamental transactions pursuant to which Cytovia becomes a public reporting company and for conversion at Cellectis’ option in connection with certain financing transactions, upon a company sale and at final maturity. In each case such conversion is subject to a 9.9% ownership cap, with the balance issuable in the form of pre-funded
warrants. Among other changes, the amended and restated note increases the applicable interest rate of the note to 10% per annum, subject to a 10% step up upon the occurrence and continuation of an event of default, provides for the repayment of 50% of the outstanding amount on April 30, 2023 and extends the final maturity date for the repayment of the remaining outstanding amount to June 30, 2023.
Estimate of the fair value of the convertible note
The convertible note is convertible into a number of ordinary or preferred shares of Cytovia or payable in cash, which outcomes varied depending on several scenarios. In certain scenarios (e.g., in connection with certain financing transactions), we could have elected for the convertible note to be paid in cash before its initial maturity date on December 31, 2022. There were six different scenarios under which the note could have been converted and the probability of these was taken into account in the initial valuation.
Fair value measurement as of December 31, 2022 was determined based on consideration of two probable conversion scenarios based upon the latest information available from Cytovia and condition of the market as follows: (1) conversion at maturity with a probability of

90
%, and (2) conversion upon a qualified IPO with a probability o
f
10
%.
Under the conversion

at maturity option, the estimation of Cytovia value and the assessment of the liquidity consider Cytovia credit worthiness. Considering the maturity of Cytovia’s business and its financial resources at December
31
,
2022
, a default probability of
95
% within
one
year along with a recovery rate of
0
% have been assumed in estimating the discount of the expected cash flow from the convertible note.
The valuation under the IPO scenario depends on the IPO gross proceeds. The gross proceeds are calculated as the difference between the value of Cytovia total shares at the date the IPO occurs and the valuation date. The value of Cytovia total shares amounted to $
110.9

million. The impact on the valuation of Cytovia’s share price is limited to the output of the conversion of the note depending on the assumed proceeds of the IPO as follows:

•	75% in equity and 25% in cash if the proceeds do not exceed $50 million

•	50% in equity and 50% in cash if the proceeds exceed $50 million.
The main

inputs for the December
31
,
2022
, valuation are as follows:

Date	December 31, 2022
Scenario	Conversion at maturity on June 30, 2023 (90%) Conversion upon IPO before April 30, 2023 (10%)
Risk free rate	Reuters USD 3 months curves
Stock volatility	73.6% (common shares)
Default probability (1Y)	95%
Recovery rate	0%
Estimated enterprise value (M$)	110.9
Below is
 the sensitivity analysis of the most impactful parameters, i.e. the probability of the IPO scenario and the probability of default:
Sensitivity

of the convertible note with regards to Cytovia default probability:

Note value ($)
Default probability 100%	1,857,325
Default probability 95%	7,907,331
Default probability 90%	9,726,000
Sensitivity of

the convertible note with regards to IPO probability:

Note value ($)
IPO probability 5%	7,175,623
IPO probability 10%	7,907,331
IPO probability 15%	8,639,039
The sensitivity of the estimated fair value of the convertible note to other parameters, including volatility, recovery rate and share value, is not material.

12.2 Cash and cash equivalents
Accounting policy
Cash and cash equivalents are held for the purpose of meeting short-term cash commitments rather than for the purpose of investment or for other purposes. They are readily convertible into a known amount of cash and are subject to an insignificant risk of changes in value. Cash and cash equivalents include cash, bank accounts, money market funds and fixed bank deposits that meet the definition of a cash equivalent. Cash equivalents are fair valued at the end of each reporting period.
Details of cash and cash equivalents

	As of December 31,	As of December 31,
	2021	2022

	$ in thousands
Cash and bank accounts	137,725	65,012
Money market funds	13,933	13,578
Fixed bank deposits	33,978	11,200

Total cash and cash equivalents	185,636	89,789

Money market funds earn interest and are refundable overnight. Fixed bank deposits have fixed original terms that are less than three months or are readily convertible to a known amount of cash and are subject to an insignificant risk of changes in value.